RIGHT-OF-USE ASSETS	12 Months Ended
Jun. 30, 2021
RIGHT-OF-USE ASSETS
8. RIGHT-OF-USE ASSETS
8.	RIGHT-OF-USE ASSETS

The Company recognized the right-of-use asset for it leased properties as follows:

$
Balance, June 30, 2019	–
Additions during the year	2,631,837
Depreciation for the year	(92,167)
Balance, June 30, 2020	2,539,670
Additions during the year	963,489
Acquisition of a subsidiary	101,333
Depreciation for the year	(434,837)
Balance, June 30, 2021	3,169,655

Leased properties are amortized over the terms of their respective leases.